Business Combination	6 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
BUSINESS COMBINATION

24. BUSINESS COMBINATION

Acquisition of equity interest in subsidiaries

December 31, 2025

There is no acquisition of equity interest in subsidiaries.

June 30, 2025

a)	Acquisition of equity interest in subsidiaries

On July 15, 2024, AIGSB acquired ARB Synergy through trust deed with Liew Kok Leong (“Trustee”), whereby Trustee is a registered holder of 1 ordinary share representing 100% of the issued and paid-up share capital of ARB Synergy, whereby is held by Trustee on trust for AIGSB. Subsequently, ARB Databook, the wholly-owned subsidiary of ARB Synergy became wholly-owned subsidiary of AIGSB.

The fair value of consideration transferred and the effects on cash flows of the acquisitions of subsidiaries are as follows:

	ARB Synergy	ARB Databook	Total

Net assets upon acquired	(9,454)	(49,947)	(59,401)
Equity shares acquired	100%	100%	100%
Group’s share of net liabilities assumed	(9,454)	(49,947)	(59,401)
Add: Debit to Other reserve	59,401	-	59,401
Total fair value of consideration for the acquisitions	49,947	(49,947)	-

Fair value consideration for the acquisitions	49,947	(49,947)	-
Less: Consideration paid in previous year	(49,947)	49,947	-
Total consideration satisfied by cash	-	-	-
Less: Cash and cash equivalents of subsidiaries	(105,619)	-	(105,619)
Cash inflow from acquisitions of subsidiaries	(105,619)	-	(105,619)

Disposal/ strike off of equity interest in subsidiaries

December 31, 2025

There is no disposal/strike-off of equity interest in subsidiaries.

December 31, 2024

During this financial period, the subsidiaries of the Company: ARB AI, ARBIOT, ARB Techsymbol, ARB Logistic, ARB WMS, ARB Information, ARB AI Tech, ARB 5G, and ARB Big Data undergoes strike-off exercise and deemed written off from the group to streamline the business process and improve the efficiency of the group corporate structure.

The effects on the Group’s financial statements were as follows:

	ARB AI	ARBIOT	ARB Techsymbol	ARB Logistic	ARB WMS	ARB Information	ARB AI Tech	ARB 5G	ARB Big Data	Total
	RM	RM	RM	RM	RM	RM	RM	RM	RM	RM
Proceeds from disposal	-	-	-	-	-	-	-	-	-	-
Less: Cost of investment in a subsidiary company disposed (co level)	(1)	(1,009,900)	(1)	(100,000)	(100,000)	(1)	(1)	(100)	(1)	(1,210,005)
Less: Expenses incurred on disposal	-	(1)	-	-	-	-	-	-	-	(1)
Net gain on disposal of a subsidiary company at company level	(1)	(1,009,901)	(1)	(100,000)	(100,000)	(1)	(1)	(100)	(1)	(1,210,006)
Pre-acquisition reserves recognised upon acquisition	-	999,999	-	-	50,999	-	-	-	-	1,050,998
Post-acquisition reserves recognised up to the date of disposal	-	-	-	-	-	-	-	-	-	-
Net loss on strike off of a subsidiary company at Group level	(1)	(9,902)	(1)	(100,000)	(49,001)	(1)	(1)	(100)	(1)	(159,008)

June 30, 2024

During the financial year, there are disposal ARB Midware and its subsidiary, ARB Distribution. (“ARB Midware Group”).

The effects on the Group’s financial statements is as follows:

ARB Midware
Group
RM

Cash proceed	1
Less: Cost of investment in subsidiaries	(1)
Gain/(Loss) on disposal of subsidiaries at subsidiaries’ company level	-
Post-acquisition reserves recognized up to the date of disposal	(305,818)
Loss on disposal of subsidiaries at the Group level	(305,818)

The value of assets and liabilities of disposal of subsidiaries are as follows:

ARB Midware
Group
RM

Trade receivables	1,448,282
Other receivables, prepayments and deposits	205,000
Cash and bank balances	213,504
Trade payables	(618,071)
Other payables and accruals	(450,751)
Tax payables	(191,834)
606,130
Non-controlling interest	(300,311)
305,819
Add: Goodwill	-
305,819
Loss on disposal of subsidiaries at the Group level	(305,818)
Net disposal proceeds	1
Cash and cash equivalents of subsidiaries disposed	(213,504)
Net cash outflow upon disposal of subsidiaries	(213,503)